U. S. GOVERNMENT SECURITIES (Tables)	12 Months Ended
Jan. 31, 2018
U. S. GOVERNMENT SECURITIES
Schedule of U.S. government securities classified as held-to-maturity

	2018		2017
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$23,797,451	$23,800,904	$456,058	$455,050

Due after one year	—	—	—	—

	$23,797,451	$23,800,904	$456,058	$455,050